Debt Bond	12 Months Ended
Dec. 31, 2025
Debt Bond [Abstract]
DEBT BOND

NOTE 12 – DEBT BOND

On August 26, 2024, the Company entered into an agreement with Enerfip, a leading France-based crowdfunding platform dedicated to renewable energy projects and regulated by The French Financial Markets Authority and Prudential Control and Resolution Authority (the “Enerfip Agreement”). Pursuant to the Enerfip Agreement, the Company closed on subscriptions by European individual investors, raising total gross proceeds of €2,533,520 (approximately US$1,647,637) through a 36-month simple debt bond with an interest rate of 8.75%. During the year ended December 31, 2025 and 2024, the Company received proceed from debt bond of €1,667,638 and €865,882 and made repayment of debt bond of €219,463 and €0, respectively. As of December 31, 2025 and December 31, 2024, the debt bond was $2,314,057 and 865,882, respectively.

	December 31,	December 31,
	2025	2024
Debt bond	€2,314,057	€865,882
less: current portion	(253,352)	(91,411)
	€2,060,705	€774,471

During the years ended December 31, 2025, 2024 and 2023, interest expense totaled €196,349, €14,901 and €0, respectively. As of December 31, 2025 and 2024, the accrued interest was €36,653 and €14,901, respectively.